Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in other provisions [abstract]
Beginning balance	$ 34.7
Provisions	40.1
Reversal of prior year provisions	(5.1)
Payments/usage	(26.6)
Accretion, foreign exchange and other	0.3
Ending balance	43.4
Current	26.6	$ 18.7
Non-current	16.8
Total provisions	43.4
Restructuring
Reconciliation of changes in other provisions [abstract]
Beginning balance	6.6
Provisions	25.4
Reversal of prior year provisions	(0.3)
Payments/usage	(19.0)
Accretion, foreign exchange and other	0.0
Ending balance	12.7
Current	12.7
Non-current	0.0
Total provisions	12.7
Warranty
Reconciliation of changes in other provisions [abstract]
Beginning balance	19.6
Provisions	12.6
Reversal of prior year provisions	(4.6)
Payments/usage	(6.5)
Accretion, foreign exchange and other	0.3
Ending balance	21.4
Current	11.4
Non-current	10.0
Total provisions	21.4
Legal
Reconciliation of changes in other provisions [abstract]
Beginning balance	3.0
Provisions	0.8
Reversal of prior year provisions	(0.2)
Payments/usage	(1.1)
Accretion, foreign exchange and other	0.0
Ending balance	2.5
Current	2.5
Non-current	0.0
Total provisions	2.5
Other
Reconciliation of changes in other provisions [abstract]
Beginning balance	5.5
Provisions	1.3
Reversal of prior year provisions	0.0
Payments/usage	0.0
Accretion, foreign exchange and other	0.0
Ending balance	6.8
Current	0.0
Non-current	6.8
Total provisions	$ 6.8